UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund:  BlackRock Income Trust, Inc. (BKT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 0.4%
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 1.45%, 10/25/35 (a)	$1,875	$1,824,283
Interest Only Asset-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 2000-1, 1.80%, 3/15/21 (b)	276	2,414
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)(c)	1,510	102,868
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	4,520	310,246

		415,528
Total Asset-Backed Securities — 0.5%		2,239,811

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	173	169,066
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.29%, 10/25/35 (a)	1,283	1,247,462
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 14.72%, 8/25/23 (a)	33	36,061
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 3.27%, 8/25/34 (a)	739	724,507

		2,177,096
Interest Only Collateralized Mortgage Obligations — 0.4%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	400	89,423
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37 (b)	38,662	48,327
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (b)(d)	4,876	97,511
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	70	2,529
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	48	506

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.85%, 3/20/35 (a)(b)	$21,378		$587,894
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 1.99%, 8/25/36 (a)(b)	9,462		686,017
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 5/15/29 (a)	24,149		24

			1,512,231
Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, 0.00%, 9/25/23 (e)	29		27,105
Drexel Burnham Lambert CMO Trust, Series K, Class 1, 0.00%, 9/23/17 (e)	—	(f)	4
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36 (e)	300		249,411
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35 (e)	126		93,982

			370,502
Total Non-Agency Mortgage-Backed Securities — 1.0%			4,059,829

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.6%
Federal Housing Administration (b):
USGI Projects, Series 99, 7.43%, 6/01/21	2,254		2,152,431
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	—	(f)	1
Merrill Projects, Series 54, 7.43%, 5/15/23	1		1,059
Reilly Projects, Series 41, 8.28%, 3/01/20	23		22,727
Residual Funding Corp.,, 0.00%, 4/15/30 (e)	13,000		8,930,467

			11,106,685
Collateralized Mortgage Obligations — 65.0%
Fannie Mae Mortgage-Backed Securities:
Series 2011-142, Class PE, 3.50%, 1/25/42	15,567		16,067,969

BLACKROCK INCOME TRUST, INC.	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 2014-28, Class BD, 3.50%, 8/25/43	$5,804		$6,095,906
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,333,330
Series 2011-8, Class ZA, 4.00%, 2/25/41	6,310		6,803,591
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		15,750,651
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		48,347,076
Series 2010-47, Class JB, 5.00%, 5/25/30	9,936		10,798,809
Series 2003-135, Class PB, 6.00%, 1/25/34	7,468		7,917,347
Series 2004-31, Class ZG, 7.50%, 5/25/34	4,875		6,004,739
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	95		114,239
Series 2005-73, Class DS, 14.89%, 8/25/35 (a)	526		609,947
Series 1991-87, Class S, 23.97%, 8/25/21 (a)	8		9,460
Series G-49, Class S, 928.35%, 12/25/21 (a)	—	(f)	37
Series G-07, Class S, 1,029.12%, 3/25/21 (a)	—	(f)	342
Series 1991-46, Class S, 2,284.60%, 5/25/21 (a)	—	(f)	1
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 3.10%, 1/25/28 (a)	744		774,760
Series 4242, Class PA, 3.50%, 5/15/41	5,926		6,157,831
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,178,745
Series 4269, Class PM, 4.00%, 8/15/41	8,884		9,544,349
Series 4016, Class BX, 4.00%, 9/15/41	15,408		17,000,309
Series 3688, Class PB, 4.50%, 8/15/32	10,000		10,454,813
Series 4316, Class VB, 4.50%, 3/15/34	10,787		11,784,850
Series 3856, Class PB, 5.00%, 5/15/41	10,000		11,335,618
Series 2758, Class KV, 5.50%, 5/15/23	251		250,458
Series 2927, Class BZ, 5.50%, 2/15/35	4,064		4,618,524
Series 2542, Class UC, 6.00%, 12/15/22	1,493		1,583,321

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities (continued):
Series 0040, Class K, 6.50%, 8/17/24	$93		$102,195
Series 0019, Class F, 8.50%, 3/15/20	5		5,155
Series 2218, Class Z, 8.50%, 3/15/30	1,884		2,236,027
Series 0173, Class RS, 10.01%, 11/15/21 (a)(b)	—	(f)	2
Series 1160, Class F, 35.24%, 10/15/21 (a)	5		6,700
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	19,300		19,824,138
Series 2010-112, Class TL, 4.00%, 1/20/39	15,000		15,501,669
Series 2011-80, Class PB, 4.00%, 10/20/39	11,489		11,962,552
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000		10,690,836
Series 2011-88, Class PY, 4.00%, 6/20/41	15,402		16,301,920
Series 2015-96, Class ZM, 4.00%, 7/20/45	6,732		7,372,144
Series 2004-89, Class PE, 6.00%, 10/20/34	67		68,853

			281,609,213
Interest Only Collateralized Mortgage Obligations — 5.3%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	80		2,170
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	39		1,263
Series 2013-10, Class PI, 3.00%, 2/25/43	13,838		1,464,510
Series 2012-96, Class DI, 4.00%, 2/25/27	3,542		299,198
Series 2013-45, Class EI, 4.00%, 4/25/43	6,157		973,481
Series 2010-74, Class DI, 5.00%, 12/25/39	3,604		198,193
Series 2015-66, Class AS, 5.23%, 9/25/45 (a)	51,916		8,840,339
Series 2006-36, Class PS, 5.58%, 5/25/36 (a)	6,770		1,320,364

2	BLACKROCK INCOME TRUST, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (continued):
Series 2011-124, Class GS, 5.68%, 3/25/37 (a)	$7,240		$484,493
Series 1997-90, Class M, 6.00%, 1/25/28	1,278		163,809
Series 1999-W4, 6.50%, 12/25/28	116		10,756
Series G92-05, Class H, 9.00%, 1/25/22	1		41
Series 094, Class 2, 9.50%, 8/25/21	—	(f)	59
Series 1990-136, Class S, 19.06%, 11/25/20 (a)	3		3
Series 1991-139, Class PT, 648.35%, 10/25/21	—	(f)	1
Series G-10, Class S, 995.61%, 5/25/21 (a)	—	(f)	1
Freddie Mac Mortgage-Backed Securities:
Series 2559, 0.50%, 8/15/30 (a)	29		145
Series 3745, Class IN, 4.00%, 1/15/35	10,189		449,694
Series 3744, Class PI, 4.00%, 6/15/39	8,626		925,106
Series 4026, 4.50%, 4/15/32	2,706		347,240
Series 2611, Class QI, 5.50%, 9/15/32	392		16,295
Series 1043, Class H, 39.78%, 2/15/21 (a)	3		4
Ginnie Mae Mortgage-Backed Securities (a):
Series 2014-124, Class IE, 0.75%, 5/16/54	9,630		440,925
Series 2012-97, Class JS, 5.26%, 8/16/42	19,335		3,176,825
Series 2009-116, Class KS, 5.30%, 12/16/39	1,226		184,437
Series 2011-52, Class NS, 5.50%, 4/16/41	10,548		1,938,796
Series 2011-52, Class MJ, 5.64%, 4/20/41	9,129		1,629,368

			22,867,516
Mortgage-Backed Securities — 74.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 6/01/32 (g)	10,000		10,102,734
3.00%, 6/01/43 - 6/01/47 (g)(h)	69,704		70,365,168
3.50%, 10/01/42 - 6/01/47 (g)(h)	55,458		57,531,760
4.00%, 1/01/41 - 6/01/47 (g)(h)	46,268		49,135,748
4.50%, 8/01/25 - 9/01/41 (h)	51,915		56,486,179
5.00%, 1/01/23 (h)	32,911		36,386,358

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued):
5.50%, 7/01/17 - 10/01/39 (h)	$13,590		$15,227,930
6.50%, 12/01/37 - 10/01/39	4,514		5,092,775
7.50%, 2/01/22	—	(f)	10
9.50%, 1/01/19 - 9/01/19	1		792
Freddie Mac Mortgage-Backed Securities:
2.93%, 10/01/34 (a)	99		100,774
3.11%, 1/01/35 (a)	166		169,177
5.00%, 2/01/22 - 4/01/22	132		138,413
5.50%, 1/01/39 (h)	16,903		18,983,869
9.00%, 9/01/20	3		3,034
Ginnie Mae Mortgage-Backed Securities:
5.00%, 10/15/39	4,302		4,706,555
7.50%, 8/15/21 - 11/15/23	58		59,966
8.00%, 10/15/22 - 8/15/27	36		38,356
9.00%, 4/15/20 - 9/15/21	2		1,840

			324,531,438
Principal Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities (e):
Series 1991-7, Class J, 0.00%, 2/25/21	2		1,490
Series G93-2, Class KB, 0.00%, 1/25/23	48		46,059
Series 1993-51, Class E, 0.00%, 2/25/23	21		19,810
Series 1993-70, Class A, 0.00%, 5/25/23	3		2,403
Series 0228, Class 1, 0.00%, 6/25/23	4		3,949
Series 1999-W4, 0.00%, 2/25/29	48		45,038
Series 2002-13, Class PR, 0.00%, 3/25/32	104		95,559
Freddie Mac Mortgage-Backed Securities (e):
Series 1418, Class M, 0.00%, 11/15/22	15		14,785
Series 1571, Class G, 0.00%, 8/15/23	118		113,268
Series 1691, Class B, 0.00%, 3/15/24	245		228,266
Series T-8, Class A10, 0.00%, 11/15/28	28		27,467

			598,094
Total U.S. Government Sponsored Agency Securities 147.9%			640,712,946

BLACKROCK INCOME TRUST, INC.	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds, 2.50%, 2/15/46 (h)	$2,500	$2,317,675
U.S. Treasury Notes:
1.00%, 11/30/19(h)	2,965	2,939,866
1.38%, 8/31/20(h)	4,045	4,028,408
1.63%, 11/15/22	780	771,560
2.00%, 8/15/25(h)	2,860	2,831,846
Total U.S. Treasury Obligations — 3.0%		12,889,355
Total Long-Term Investments (Cost — $667,789,315) — 152.4%		659,901,941

Short-Term Securities	Shares
Money Market Fund — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.67% (i)(j)	12,998,577	12,998,577

	Par (000)
Borrowed Bond Agreement (k)(l) — 0.2%
Credit Suisse Securities (USA) LLC, 0.90%, Open (Purchased on 12/19/16 to be repurchased at $859,760. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and 902,349 respectively)	$856	856,249
Total Short-Term Securities (Cost — $13,854,826) — 3.2%		13,854,826
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $681,644,141) — 155.6%		673,756,767

Borrowed Bonds	Par (000)	Value
U.S. Treasury Bonds, 2.75%, 11/15/42	$(917)	$(902,349)
Total Borrowed Bonds (Proceeds — $842,347) — (0.2)%		(902,349)

TBA Sale Commitments
Mortgage-Backed Securities — (26.2%)
Fannie Mae Mortgage-Backed Securities (g):
2.50%, 6/01/32	9,820	(9,920,885)
3.00%, 6/01/47 - 7/01/47	59,150	(59,461,508)
4.00%, 6/01/47 - 7/01/47	28,205	(29,785,833)
5.00%, 6/01/47	12,900	(14,183,198)
Total TBA Sale Commitments (Proceeds — $112,435,113) — (26.2%)		(113,351,424)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments (Cost — $568,366,681*) — 129.2%		559,502,994
Liabilities in Excess of Other Assets — (29.2)%		(126,326,692)

Net Assets — 100.0%		$433,176,302

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$681,688,081

Gross unrealized appreciation	$20,735,912
Gross unrealized depreciation	(28,667,226)

Net unrealized depreciation	$(7,931,314)

Notes to Schedule of Investments
*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Zero-coupon bond.

(f)	Amount is less than $500.

4	BLACKROCK INCOME TRUST, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$10,102,734	$40,234
Citigroup Global Marekets, Inc.	$2,419,097	$24,037
Deutsche Bank Securities, Inc.	$2,492,435	$22,974
Goldman Sachs & Co.	$(86,671,210)	$(820,735)
J.P. Morgan Securities LLC	$10,596,858	$92,491
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(9,920,885)	$(85,541)
Morgan Stanley & Co. LLC	$14,278	$504

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(i)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	12,998,577	12,998,577	$12,998,577	$28,733	$57	—
BlackRock Liquidity Funds, TempFund, Institutional Class	7,183,580	(7,183,580)	—	—	—	—	—
Total				$12,998,577	$28,733	$57	—

[1]	Includes net capital gain distributions.

(j)	Current yield as of period end.

(k)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(l)	The amount to be repurchased assumes the maturity will be the day after period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

CMO	Collateralized Mortgage Obligation
OTC	Over-the-Counter

BLACKROCK INCOME TRUST, INC.	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date [1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.06%	12/19/16	Open	$2,924,231	$2,925,026	U.S. Treasury Obligations	Open/Demand	[1]
BNP Paribas Securities Corp.	0.54%	12/19/16	Open	4,004,550	4,014,341	U.S. Treasury Obligations	Open/Demand	[1]
BNP Paribas Securities Corp.	0.96%	4/19/17	Open	2,315,625	2,317,964	U.S. Treasury Obligations	Open/Demand	[1]
BNP Paribas Securities Corp.	0.96%	4/19/17	Open	2,831,400	2,834,285	U.S. Treasury Obligations	Open/Demand	[1]
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	18,269,000	18,279,337	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	15,893,000	15,901,993	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	19,854,000	19,865,234	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	3,713,000	3,715,101	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	9,389,000	9,394,313	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	9,582,000	9,587,422	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	16,652,000	16,661,422	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	14,523,000	14,531,218	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	19,648,000	19,659,117	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	10,845,000	10,851,136	U.S. Government Sponsored Agency Securities	Up to 30 Days

6	BLACKROCK INCOME TRUST, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date [1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	$14,191,000	$14,199,030	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	16,025,000	16,034,067	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	7,484,000	7,488,235	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	9,861,000	9,866,580	U.S. Government Sponsored Agency Securities	Up to 30 Days
Total				$198,004,806	$198,125,821

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(24)	90-Day Euro Dollar	June 2017	$5,925,150	$(1,831)
(441)	5-Year U.S. Treasury Note	September 2017	$52,175,812	(99,421)
(123)	10-Year U.S. Treasury Note	September 2017	$15,534,516	(36,910)
(71)	10-Year U.S. Ultra Long Treasury Note	September 2017	$9,637,141	(46,120)
(24)	90-Day Euro Dollar	September 2017	$5,920,500	(3,668)
(661)	Long U.S. Treasury Bond	September 2017	$101,670,062	(924,968)
285	Ultra Long U.S. Treasury Bond	September 2017	$47,060,625	656,190
(24)	90-Day Euro Dollar	December 2017	$5,916,300	(5,456)
(24)	90-Day Euro Dollar	March 2018	$5,912,100	(6,718)
(30)	90-Day Euro Dollar	June 2018	$7,383,750	(10,363)
(30)	90 Day Euro Future	September 2018	$7,377,375	(11,451)
(30)	90 Day Euro Future	December 2018	$7,370,625	(13,051)
(30)	90-Day Euro Dollar	March 2019	$7,366,500	(13,989)
Total				$(517,756)

BLACKROCK INCOME TRUST, INC.	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Received	Unrealized Appreciation (Depreciation)
4.31%[1]	3-Month LIBOR	Deutsche Bank AG	N/A	10/01/18	$60,000	$(2,589,808)	—	$(2,589,808)
3.43%[2]	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	3/28/21	$6,000	402,967	$(108,682)	511,649
5.41%[2]	3-Month LIBOR	JPMorgan Chase Bank N.A.	N/A	8/15/22	$9,565	$1,851,179	—	$1,851,179
Total						$(335,662)	$(108,682)	$(226,980)

[1] Fund pays a fixed rate and receives the floating rate.
[2] Fund pays a floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

8	BLACKROCK INCOME TRUST, INC.	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,824,283	$415,528	$2,239,811
Non-Agency Mortgage-Backed Securities	—	2,640,080	1,419,749	4,059,829
U.S. Government Sponsored Agency Securities	—	638,536,726	2,176,220	640,712,946
U.S. Treasury Obligations	—	12,889,355	—	12,889,355
Short-Term Securities:
Money Market Fund	$12,998,577	—	—	12,998,577
Borrowed Bond Agreement	—	856,249	—	856,249
Subtotal	$12,998,577	$656,746,693	$4,011,497	$673,756,767
Liabilities:
Investments:
Borrowed Bonds	—	$(902,349)	—	$(902,349)
TBA Sale Commitments	—	(113,351,424)	—	(113,351,424)

Total	$12,998,577	$542,492,920	$4,011,497	$559,502,994

Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$656,190	$2,362,828	—	$3,019,018
Liabilities:
Interest rate contracts	(1,173,946)	(2,589,808)	—	(3,763,754)

Total	$(517,756)	$(226,980)	—	$(744,736)

[1] Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, reverse repurchase agreements of $198,125,821 are categorized as Level 2 within the disclosure hierarchy.

During the period ended May 31, 2017, there were no transfers between levels 1 and 2.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2017	9

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2016	$468,888	$1,589,583	$2,580,068	$4,638,539
Transfers into Level 3[1]	—	12,150	—	12,150
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(91,140)	—	(7,452)	(98,592)
Net realized gain (loss)	(95,532)	(106)	(8,841)	(104,479)
Net change in unrealized appreciation (depreciation)[1,2]	133,312	(181,873)	35,153	(13,408)
Purchases	—	—	—	—
Sales	—	(5)	(422,708)	(422,713)

Closing Balance, as of May 31, 2017	$415,528	$1,419,749	$2,176,220	$4,011,497

Net change in unrealized appreciation (depreciation) on investments held as of May 31, 2017[2]	$133,312	$(181,873)	$35,153	$(13,408)

[1]    As of August 31, 2016 the Trust used observable inputs in determining the value of certain investments. As of May 31, 2017, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments held as of May 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK INCOME TRUST, INC.	MAY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: July 24, 2017